Revolving Credit and Security Agreement - Additional Information (Detail) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended			3 Months Ended		0 Months Ended	3 Months Ended
	Jan. 31, 2013	Mar. 26, 2012	Mar. 31, 2013	Dec. 31, 2013	Mar. 26, 2012 Amended and Restated Credit Arrangement [Member]	Jan. 25, 2013 Minimum [Member]	Mar. 26, 2012 Minimum [Member]	Mar. 31, 2013 Minimum [Member]	Jul. 27, 2012 Minimum [Member]	Mar. 26, 2012 Maximum [Member]	Mar. 31, 2013 Maximum [Member]	Jan. 25, 2013 Maximum [Member]	Jul. 27, 2012 Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity							$ 5,000,000			$ 8,000,000
Increase in line of credit facility cap	12,000,000					1,000,000	1,000,000			10,000,000
Amended and Restated Credit Agreement maturity date		Mar. 26, 2015
Minimum termination fee, percentage at any time before March 26, 2013		2.50%
Minimum termination fee, percentage after March 26, 2013 but before March 26, 2014		1.50%
Minimum termination fee, percentage on or after March 26, 2014		0.50%
Minimum termination fee, grace period		5 days
Debt Instrument, Basis Spread on Variable Rate		2.00%			1.00%
Debt Instrument, Description of Variable Rate Basis				"The LIBOR shall be not less than 2.0%" and replacing it with "the LIBOR shall be not less than 1.0%"
Commitment fee for capital source		80,000	10,000
Increased facility cap						9,000,000			8,000,000			10,000,000	9,000,000
Cash Velocity Percentage								80.00%			87.50%
Effective rate of interest				5.25%
Increase in line of credit facility cap, remaining				5,700,000
Outstanding borrowing				$ 4,300,000